Financial Assets and Liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Marketable securities

The following table specifies the marketable securities portfolio:

	September 30, 2023	December 31, 2022
	(EUR’000)
Marketable securities
U.S. Treasury bills	—	79,086
U.S. Government bonds	9,428	99,337
Corporate bonds	4,737	104,236
Agency bonds	—	15,521
Total marketable securities	14,165	298,180
Classified based on maturity profiles
Non-current assets	—	7,492
Current assets	14,165	290,688
Total marketable securities	14,165	298,180
Specified by rate structure
Fixed rate	14,165	205,825
Floating rate	—	11,787
Zero-coupon	—	80,568
Total marketable securities	14,165	298,180
Specified by investment grade credit rating
High grade	9,428	203,530
Upper medium grade	4,737	94,650
Total marketable securities	14,165	298,180

Summary of Fair Value Hierarchy

	September 30, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	14,165	14,049	298,180	295,843	1
Financial assets measured at amortized cost	14,165	14,049	298,180	295,843
Financial liabilities
Borrowings
Convertible senior notes	421,708	389,451	399,185	382,459	3
Royalty funding liabilities	139,599	140,248	—	—	3
Financial liabilities measured at amortized cost	561,307	529,699	399,185	382,459
Derivative liabilities	93,353	93,353	157,950	157,950	3
Financial liabilities measured at fair value through profit or loss	93,353	93,353	157,950	157,950
The following table specifies m
Movements in Level 3 Fair Value Measurements

The following table specifies movements in level 3 fair value measurements:

	2023	2022
	(EUR’000)
Derivative liabilities
January 1	157,950	—
Additions	—	142,467
Remeasurement recognized in financial (income) or expense	(64,597)	(9,736)
September 30	93,353	132,731

Summary of Maturity Analysis For Financial Liabilities

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at September 30, 2023:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
September 30, 2023
Borrowings	12,212	766,671	58,560	837,443	561,307
Lease liabilities	14,646	53,562	53,814	122,022	104,536
Trade payables and accrued expenses	121,552	—	—	121,552	121,552
Total financial liabilities	148,410	820,233	112,374	1,081,017	787,395